11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
December 23, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: Short-Term Investments Trust
CIK 0000205007
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Short-Term Investments Trust (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Cash Management Class, CAVU Securities Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, as applicable, of:
Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 90 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 18, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle Senior Counsel